Net Income (Loss) Per Share (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Net Income (Loss) Per Share
Exercise price of warrant	$ 0.01		$ 0.01
Anti-dilutive warrants		4,072,526	4,799,204	3,839,359
Number of units outstanding	0	215,476,828	305,632,700	181,148,044
Basic (in shares)	23,198,658	220,025,101	312,324,651	188,579,085
Diluted (in shares)	23,198,658	220,025,101	312,324,651	188,579,085
Annum rate of return	8.00%		8.00%	8.00%
Legacy Company
Net Income (Loss) Per Share
Basic (in shares)		220,025,101